Legal Proceedings and Contingent Liabilities Taxation) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Legal Proceedings and Contingent Liabilities
Tax contingency related to transfer pricing audits included in tax accrual	$ 98.0	$ 287.0
Maximum amount of possible additional losses, transfer pricing	$ 29.0	$ 251.0